Provisions - Employee obligations - Venezuela - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Venezuela
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase	180.00%	500.00%
Discount rate	202.40%	536.00%
Expected inflation rate	200.00%	550.00%
Venezuela | Minimum
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Actuarial assumption of retirement age	63 years	63 years
Venezuela | Maximum
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Actuarial assumption of retirement age	64 years	64 years
France
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discount rate	3.84%	0.75%
Expected inflation rate	2.20%	1.60%
Actuarial assumption of retirement age	65 years	65 years
France | Minimum
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase	1.60%	1.60%
France | Maximum
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase	6.10%	6.10%
South Africa
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Actuarial assumption of retirement age	63 years	63 years
South Africa | Minimum
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discount rate	8.20%	10.60%
Expected inflation rate	4.00%	5.80%
South Africa | Maximum
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discount rate	12.80%	11.60%
Expected inflation rate	7.30%	7.10%
FerroAtlantica De Venezuela SA | Venezuela
Disclosure of defined benefit plans [line items]
Years of service	15 years
Percentage of basic salary guaranteed by IVSS	80.00%
Present value of defined benefit obligation [member] | South Africa
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	$ 3,779	$ 3,461
Current service cost	34	32
Borrowing costs	411	390
Actuarial differences	861	(526)
Benefits paid	219	232
Exchange differences	(132)	(398)
Obligations at end of year	3,012	3,779
Present value of defined benefit obligation [member] | FerroAtlantica De Venezuela SA | Venezuela
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	190	22
Current service cost	66	102
Borrowing costs	748	115
Benefits paid	(24)	(2)
Exchange differences	(578)	(47)
Obligations at end of year	$ 402	$ 190